Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commodity Price Risk [Member] | Crude oil contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Commodity Price	Crude Oil Commodity Price
Sensitivity Range	± US$5.00 per bbl Applied to WTI and Condensate Hedges	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges
Increase	$ (78)	$ (529)
Decrease	$ 80	$ 507
Commodity Price Risk [Member] | Crude oil differential contracts one [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Differential Price	Crude Oil Differential Price
Sensitivity Range	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	± US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	$ 4	$ 11
Decrease	(4)	(11)
Currency risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	339	383
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(339)	(383)
Interest Rate Risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
50 Basis Points Increase	12	44
50 Basis Points Decrease	$ (13)	$ (50)